GENERAL (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 08, 2014	Jan. 21, 2013	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Oct. 01, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Purchase of interest (as a percent)						40.00%
Goodwill, Impairment Loss			$ 2,114		$ 2,114
Impairment of Intangible Assets, Finite-lived			325		325
Right to purchase, number of shares		898,204
Fiber Company [Member]
Business Acquisition [Line Items]
Total purchase price	$ 4,286
Acquisition costs			$ 135		135
Acquisition of CyberSeal Ltd [Member]
Business Acquisition [Line Items]
Impairment of Intangible Assets, Finite-lived					$ 325
Right to purchase, number of shares		898,204
Total purchase price		$ 4,060
Acquisition costs							$ 21
Minimum [Member] | Acquisition of CyberSeal Ltd [Member]
Business Acquisition [Line Items]
Expected life		6 years
Risk-free interest rate		1.78%
Expected volatility		44.59%
Maximum [Member] | Acquisition of CyberSeal Ltd [Member]
Business Acquisition [Line Items]
Expected life		7 years
Risk-free interest rate		3.65%
Expected volatility		57.31%